Discontinued operations and assets held for sale - Segment analysis of discontinued operations - Vodafone Spain (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Acquisitions and disposals
Revenue	€ 40,461	€ 37,448	€ 36,717
Cost of sales	(27,728)	(24,929)	(24,459)
Gross profit	12,733	12,519	12,258
Selling and distribution expenses	(3,149)	(2,934)	(2,674)
Administrative expenses	(5,841)	(5,447)	(5,768)
Net credit losses on financial assets	(429)	(476)	(491)
Operating profit	2,844	(411)	3,665
Investment income	1,395	864	581
Financing costs	(2,375)	(1,931)	(2,626)
Profit before taxation	1,864	(1,478)	1,620
Income tax (expense)/credit			110
(Loss)/profit for the financial year from discontinued operations	(108)	(22)	(65)
Vodafone Spain, Discontinued operations
Acquisitions and disposals
Revenue		603	3,773
Cost of sales		(321)	(2,593)
Gross profit		282	1,180
Selling and distribution expenses		(27)	(259)
Administrative expenses		(34)	(435)
Net credit losses on financial assets		(15)	(120)
Operating profit		206	366
Investment income		3	29
Financing costs		(8)	(56)
Profit before taxation		201	339
Income tax (expense)/credit			1
Profit after tax of discontinued operations		201	340
After tax loss on the re-measurement of disposal group			(345)
Loss on sale of disposal group	(25)	(148)
(Loss)/profit for the financial year from discontinued operations	(25)	53	(5)
Attributable to owners of the parent	€ (25)	€ 53	€ (5)